Non-Controlling Interest - Schedule of Ownership Interest (Details) (Parenthetical)	Dec. 31, 2016	Dec. 31, 2015	Jul. 08, 2014
Noncontrolling Interest [Abstract]
Percentage of subsidiary interest	3.00%	3.00%	15.00%